Schedule of Concentration Risk of Total Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	25.40%	23.30%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.70%	14.70%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.80%	11.20%